UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2016

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments
As of June 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (14.9%)
	Leggett & Platt Inc.	1,047,048	53,515
*	Michael Kors Holdings Ltd.	1,061,120	52,504
	Darden Restaurants Inc.	786,063	49,789
	Best Buy Co. Inc.	1,615,909	49,447
	American Eagle Outfitters Inc.	3,001,020	47,806
	Big Lots Inc.	936,976	46,952
*	Smith & Wesson Holding Corp.	1,460,957	39,709
^	Outerwall Inc.	816,667	34,300
	Nordstrom Inc.	876,438	33,348
	Cooper Tire & Rubber Co.	949,309	28,308
*	American Axle & Manufacturing Holdings Inc.	1,947,532	28,200
*	Boyd Gaming Corp.	1,368,775	25,185
	DR Horton Inc.	720,000	22,666
	Abercrombie & Fitch Co.	1,139,229	20,290
	Brinker International Inc.	428,857	19,526
^	World Wrestling Entertainment Inc. Class A	1,055,512	19,432
	Hasbro Inc.	228,164	19,163
	Jack in the Box Inc.	213,790	18,369
	PVH Corp.	181,500	17,103
	Interpublic Group of Cos. Inc.	700,154	16,173
	Children's Place Inc.	180,655	14,485
*	Strayer Education Inc.	257,500	12,651
	Wyndham Worldwide Corp.	174,688	12,443
*	Express Inc.	857,029	12,435
	News Corp. Class B	965,091	11,263
*	MSG Networks Inc.	730,936	11,212
	Foot Locker Inc.	198,261	10,877
*	BJ's Restaurants Inc.	242,200	10,616
	Gannett Co. Inc.	706,575	9,758
*	NVR Inc.	4,528	8,061
	Sinclair Broadcast Group Inc. Class A	269,257	8,040
	News Corp. Class A	632,772	7,182
	Cracker Barrel Old Country Store Inc.	40,000	6,859
	Sturm Ruger & Co. Inc.	104,874	6,713
	Whirlpool Corp.	38,992	6,498
	Caleres Inc.	253,209	6,130
	Bloomin' Brands Inc.	333,506	5,960
*	Denny's Corp.	553,200	5,936
^	Regal Entertainment Group Class A	241,560	5,324
	Cato Corp. Class A	137,900	5,202
	Lear Corp.	50,524	5,141
	Visteon Corp.	64,843	4,267
*	Penn National Gaming Inc.	285,022	3,976
	GameStop Corp. Class A	146,076	3,883
*	Michaels Cos. Inc.	123,800	3,521
	AMC Entertainment Holdings Inc.	100,600	2,777
*	Liberty SiriusXM Group Class A	87,806	2,754
	Cheesecake Factory Inc.	47,873	2,305
*	Pinnacle Entertainment Inc.	153,327	1,699

	Ethan Allen Interiors Inc.	42,962	1,419
*	Unifi Inc.	24,240	660
			851,832
Consumer Staples (4.7%)
	Tyson Foods Inc. Class A	699,348	46,709
	Dean Foods Co.	2,488,790	45,022
*,^ Herbalife Ltd.		569,244	33,318
^	Cal-Maine Foods Inc.	624,251	27,667
	ConAgra Foods Inc.	461,747	22,076
*	SUPERVALU Inc.	3,937,323	18,584
	Pilgrim's Pride Corp.	508,474	12,956
	Bunge Ltd.	199,175	11,781
	Ingredion Inc.	76,045	9,841
*	USANA Health Sciences Inc.	80,247	8,942
	Ingles Markets Inc. Class A	228,951	8,540
	Universal Corp.	120,500	6,958
	Fresh Del Monte Produce Inc.	121,033	6,588
^	Natural Health Trends Corp.	205,201	5,785
	Energizer Holdings Inc.	85,280	4,391
*	Central Garden & Pet Co.	33,600	767
			269,925
Energy (4.9%)
	Rowan Cos. plc Class A	2,551,426	45,058
^	Transocean Ltd.	3,400,629	40,434
	Tesoro Corp.	535,432	40,115
	Noble Corp. plc	3,722,618	30,674
	Ensco plc Class A	3,079,022	29,897
	PBF Energy Inc. Class A	1,197,407	28,474
^	Western Refining Inc.	817,333	16,862
	Diamond Offshore Drilling Inc.	453,923	11,044
	Core Laboratories NV	76,807	9,516
	Alon USA Energy Inc.	1,376,300	8,918
	Plains GP Holdings LP Class A	727,820	7,591
*	Chesapeake Energy Corp.	1,252,647	5,361
*	Sanchez Energy Corp.	738,837	5,216
	Atwood Oceanics Inc.	250,276	3,134
			282,294
Financials (22.7%)
	Regions Financial Corp.	6,247,817	53,169
	Assured Guaranty Ltd.	1,838,492	46,643
	MSCI Inc. Class A	593,521	45,772
	Navient Corp.	3,564,558	42,596
	Huntington Bancshares Inc.	4,484,900	40,095
	DuPont Fabros Technology Inc.	824,485	39,196
*	MGIC Investment Corp.	6,271,352	37,315
	Hospitality Properties Trust	1,294,911	37,293
	Lamar Advertising Co. Class A	551,604	36,571
	Gaming and Leisure Properties Inc.	1,044,368	36,010
	Digital Realty Trust Inc.	328,775	35,833
	Everest Re Group Ltd.	189,660	34,645
	Communications Sales & Leasing Inc.	1,059,663	30,624
	Government Properties Income Trust	1,238,160	28,552
	Great Western Bancorp Inc.	888,116	28,011
	Popular Inc.	952,707	27,914
	Voya Financial Inc.	1,119,808	27,726
	EPR Properties	316,000	25,495

	CoreSite Realty Corp.	280,369	24,866
	Aspen Insurance Holdings Ltd.	533,065	24,724
	GEO Group Inc.	705,123	24,101
	AmTrust Financial Services Inc.	937,502	22,969
	KeyCorp	2,018,980	22,310
	Weingarten Realty Investors	540,830	22,077
	Unum Group	657,313	20,896
	Macerich Co.	236,204	20,169
	Ryman Hospitality Properties Inc.	398,192	20,168
	Spirit Realty Capital Inc.	1,576,842	20,136
	Lexington Realty Trust	1,903,673	19,246
	First American Financial Corp.	456,150	18,346
	CBL & Associates Properties Inc.	1,920,549	17,880
	Corrections Corp. of America	447,783	15,681
	Universal Insurance Holdings Inc.	816,734	15,175
	Primerica Inc.	260,283	14,899
	Cathay General Bancorp	528,280	14,898
	Reinsurance Group of America Inc. Class A	152,845	14,824
	Equity LifeStyle Properties Inc.	184,888	14,800
	Washington Federal Inc.	603,730	14,647
	Summit Hotel Properties Inc.	1,057,800	14,005
*	World Acceptance Corp.	301,752	13,760
	Mack-Cali Realty Corp.	497,624	13,436
	VEREIT Inc.	1,266,448	12,842
*,^ Credit Acceptance Corp.		69,302	12,826
*	Walker & Dunlop Inc.	498,149	11,348
	RLJ Lodging Trust	483,669	10,375
	Kimco Realty Corp.	314,777	9,878
	Senior Housing Properties Trust	456,062	9,500
	Axis Capital Holdings Ltd.	166,465	9,156
	Regency Centers Corp.	103,499	8,666
	Synovus Financial Corp.	295,141	8,556
	Apple Hospitality REIT Inc.	445,187	8,374
	Mid-America Apartment Communities Inc.	71,497	7,607
	Assurant Inc.	84,018	7,252
	Ashford Hospitality Trust Inc.	1,313,754	7,055
*,^ LendingTree Inc.		76,950	6,797
	Pennsylvania REIT	308,349	6,614
	Heritage Insurance Holdings Inc.	477,261	5,713
	Care Capital Properties Inc.	204,461	5,359
	Validus Holdings Ltd.	106,701	5,185
	Sunstone Hotel Investors Inc.	342,937	4,139
	LaSalle Hotel Properties	171,469	4,043
*	INTL. FCStone Inc.	147,000	4,012
*	Flagstar Bancorp Inc.	154,100	3,762
	Central Pacific Financial Corp.	158,300	3,736
	TCF Financial Corp.	285,010	3,605
*	BofI Holding Inc.	197,212	3,493
	PrivateBancorp Inc.	76,200	3,355
	Nelnet Inc. Class A	89,812	3,121
	National Health Investors Inc.	40,524	3,043
	HCI Group Inc.	111,364	3,038
	Host Hotels & Resorts Inc.	183,742	2,978
	Post Properties Inc.	46,219	2,822
	RAIT Financial Trust	896,160	2,805
	Ramco-Gershenson Properties Trust	139,900	2,743
	Select Income REIT	99,462	2,585

*	Cowen Group Inc. Class A	784,629	2,323
	Brixmor Property Group Inc.	83,600	2,212
	Old National Bancorp	155,879	1,953
	International Bancshares Corp.	63,900	1,667
	Universal Health Realty Income Trust	26,700	1,527
*	First NBC Bank Holding Co.	85,200	1,431
	Maiden Holdings Ltd.	96,600	1,182
	Great Southern Bancorp Inc.	28,000	1,035
			1,297,186
Health Care (9.7%)
	CR Bard Inc.	252,825	59,454
*	Hologic Inc.	1,523,152	52,701
*	Charles River Laboratories International Inc.	588,234	48,494
*	Quintiles Transnational Holdings Inc.	692,913	45,261
*	INC Research Holdings Inc. Class A	1,042,912	39,766
*	Amsurg Corp.	499,597	38,739
*	PRA Health Sciences Inc.	582,813	24,338
*	AMN Healthcare Services Inc.	542,616	21,688
*	VCA Inc.	278,700	18,843
*	WellCare Health Plans Inc.	167,660	17,987
	Chemed Corp.	124,837	17,017
*	Amedisys Inc.	325,424	16,427
*	PAREXEL International Corp.	241,200	15,167
*	Molina Healthcare Inc.	302,959	15,118
*	United Therapeutics Corp.	137,048	14,516
*	Prestige Brands Holdings Inc.	249,343	13,814
	Bruker Corp.	526,866	11,981
	Owens & Minor Inc.	269,476	10,073
*	Laboratory Corp. of America Holdings	63,432	8,263
	Teleflex Inc.	43,383	7,692
*	LifePoint Health Inc.	99,867	6,528
*	ICU Medical Inc.	52,119	5,876
*	Align Technology Inc.	71,046	5,723
*	Masimo Corp.	86,365	4,536
*	Emergent BioSolutions Inc.	158,418	4,455
	PDL BioPharma Inc.	1,342,300	4,215
*	Array BioPharma Inc.	1,111,427	3,957
	Universal Health Services Inc. Class B	28,946	3,882
*	Alere Inc.	81,103	3,380
*	LHC Group Inc.	66,100	2,861
*	Sucampo Pharmaceuticals Inc. Class A	237,495	2,605
*	Merrimack Pharmaceuticals Inc.	434,927	2,344
	Phibro Animal Health Corp. Class A	83,084	1,550
*,^ Sequenom Inc.		1,449,365	1,324
*	Infinity Pharmaceuticals Inc.	939,592	1,250
*	Surgical Care Affiliates Inc.	17,753	846
*	Triple-S Management Corp. Class B	32,000	782
			553,453
Industrials (14.1%)
	Cintas Corp.	562,221	55,171
	Huntington Ingalls Industries Inc.	323,112	54,293
	Masco Corp.	1,718,098	53,158
*	Spirit AeroSystems Holdings Inc. Class A	1,100,335	47,314
*	Hawaiian Holdings Inc.	1,221,574	46,371
	Owens Corning	810,315	41,747
*	Wabash National Corp.	3,010,895	38,238

AO Smith Corp.	433,184	38,168
BWX Technologies Inc.	974,391	34,854
Pitney Bowes Inc.	1,893,000	33,695
* JetBlue Airways Corp.	1,976,597	32,732
* United Rentals Inc.	454,200	30,477
^ Greenbrier Cos. Inc.	900,008	26,217
* American Woodmark Corp.	360,482	23,929
Alaska Air Group Inc.	358,757	20,912
Deluxe Corp.	313,182	20,786
Trinity Industries Inc.	1,105,545	20,530
RR Donnelley & Sons Co.	1,163,744	19,691
* Meritor Inc.	2,411,636	17,364
GATX Corp.	335,243	14,741
Comfort Systems USA Inc.	420,300	13,689
Briggs & Stratton Corp.	500,130	10,593
Stanley Black & Decker Inc.	87,817	9,767
General Cable Corp.	749,435	9,525
Aircastle Ltd.	432,479	8,459
CEB Inc.	134,302	8,284
SkyWest Inc.	304,987	8,070
L-3 Communications Holdings Inc.	53,692	7,876
Herman Miller Inc.	255,266	7,630
Allison Transmission Holdings Inc.	270,000	7,622
Steelcase Inc. Class A	511,235	6,938
Global Brass & Copper Holdings Inc.	251,500	6,863
Interface Inc. Class A	433,282	6,608
ManpowerGroup Inc.	90,201	5,804
Douglas Dynamics Inc.	200,302	5,154
Graco Inc.	56,720	4,480
Tetra Tech Inc.	100,582	3,092
Ennis Inc.	108,100	2,073
* ACCO Brands Corp.	64,300	664
		803,579
Information Technology (15.4%)
NVIDIA Corp.	1,095,805	51,514
Computer Sciences Corp.	1,035,728	51,424
* Aspen Technology Inc.	1,230,636	49,521
Booz Allen Hamilton Holding Corp. Class A	1,658,740	49,165
* Advanced Micro Devices Inc.	9,216,145	47,371
CDW Corp.	1,181,101	47,338
* Cirrus Logic Inc.	1,219,977	47,323
* Manhattan Associates Inc.	734,841	47,125
SYNNEX Corp.	462,101	43,816
* Tech Data Corp.	600,889	43,174
CSRA Inc.	1,728,365	40,496
* First Data Corp. Class A	3,619,123	40,064
Avnet Inc.	814,526	32,996
DST Systems Inc.	276,270	32,166
* GoDaddy Inc. Class A	764,890	23,857
* NCR Corp.	736,921	20,464
* Synaptics Inc.	363,590	19,543
Leidos Holdings Inc.	329,683	15,782
* CACI International Inc. Class A	159,225	14,395
EarthLink Holdings Corp.	1,974,017	12,634
Broadridge Financial Solutions Inc.	164,764	10,743
Science Applications International Corp.	180,097	10,509
* Teradata Corp.	384,186	9,631

* Ciena Corp.	492,495	9,234
CSG Systems International Inc.	225,900	9,106
* Gigamon Inc.	235,900	8,820
* MicroStrategy Inc. Class A	48,427	8,476
* Inphi Corp.	258,503	8,280
* Gartner Inc.	79,194	7,714
* Blackhawk Network Holdings Inc.	204,548	6,850
Jabil Circuit Inc.	367,017	6,779
* Sykes Enterprises Inc.	233,100	6,751
* ON Semiconductor Corp.	721,679	6,365
* Advanced Energy Industries Inc.	151,232	5,741
* F5 Networks Inc.	43,314	4,931
* Flextronics International Ltd.	406,050	4,791
* Sanmina Corp.	172,463	4,624
Ingram Micro Inc.	124,363	4,325
* Cadence Design Systems Inc.	140,000	3,402
* Angie's List Inc.	507,000	3,301
* ePlus Inc.	38,400	3,141
* Arrow Electronics Inc.	43,892	2,717
Xerox Corp.	261,916	2,486
Global Payments Inc.	24,637	1,759
* Super Micro Computer Inc.	65,488	1,627
		882,271
Materials (6.0%)
Avery Dennison Corp.	678,017	50,682
Bemis Co. Inc.	878,807	45,250
Sealed Air Corp.	882,301	40,559
* Trinseo SA	822,874	35,326
Steel Dynamics Inc.	938,523	22,994
Commercial Metals Co.	1,227,375	20,743
Cabot Corp.	453,026	20,685
* AK Steel Holding Corp.	3,615,396	16,848
* Chemtura Corp.	627,020	16,541
Reliance Steel & Aluminum Co.	213,728	16,436
Graphic Packaging Holding Co.	957,936	12,012
Domtar Corp.	342,860	12,004
Worthington Industries Inc.	169,015	7,149
Huntsman Corp.	446,785	6,009
Neenah Paper Inc.	68,641	4,968
Kaiser Aluminum Corp.	54,413	4,919
* US Concrete Inc.	61,266	3,732
Mercer International Inc.	394,796	3,150
* Kraton Performance Polymers Inc.	110,500	3,086
* Koppers Holdings Inc.	55,200	1,696
		344,789
Telecommunication Services (1.0%)
Telephone & Data Systems Inc.	560,339	16,620
Cogent Communications Holdings Inc.	158,571	6,352
Frontier Communications Corp.	1,284,580	6,346
^ Windstream Holdings Inc.	676,520	6,271
* SBA Communications Corp. Class A	56,213	6,068
* Cincinnati Bell Inc.	1,327,700	6,068
Inteliquent Inc.	240,193	4,777
Shenandoah Telecommunications Co.	49,400	1,930
* General Communication Inc. Class A	91,400	1,444

* FairPoint Communications Inc.			19,500	286
				56,162
Utilities (6.1%)
FirstEnergy Corp.			1,751,630	61,149
Entergy Corp.			746,716	60,745
UGI Corp.			1,180,450	53,415
WGL Holdings Inc.			486,049	34,407
AES Corp.			2,294,706	28,638
NiSource Inc.			1,053,795	27,947
NRG Energy Inc.			1,692,356	25,368
Vectren Corp.			441,174	23,237
Great Plains Energy Inc.			357,949	10,882
CenterPoint Energy Inc.			348,615	8,367
ONE Gas Inc.			85,044	5,663
Avista Corp.			107,867	4,833
Unitil Corp.			37,500	1,600
				346,251
Total Common Stocks (Cost $5,267,291)				5,687,742
	Coupon
Temporary Cash Investments (1.3%)1
Money Market Fund (1.3%)
2,3 Vanguard Market Liquidity Fund	0.538%		75,981,741	75,982

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4,5 Federal Home Loan Bank Discount Notes	0.401%–0.516%	8/31/16	1,100	1,099
5,6 Freddie Mac Discount Notes	0.335%	8/19/16	500	500
United States Treasury Bill	0.428%	8/4/16	300	300
				1,899
Total Temporary Cash Investments (Cost $77,880)				77,881
Total Investments (100.8%) (Cost $5,345,171)				5,765,623
Other Assets and Liabilities-Net (-0.8%)3				(47,969)
Net Assets (100%)				5,717,654

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $51,789,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.5% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $52,743,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,449,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Strategic Equity Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,687,742	—	—
Temporary Cash Investments	75,982	1,899	—
Futures Contracts—Assets[1]	507	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Total	5,764,226	1,899	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Strategic Equity Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	September 2016	187	21,456	358
E-mini S&P Mid-Cap 400 Index	September 2016	54	8,062	18
				376

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2016, the cost of investment securities for tax purposes was $5,345,550,000. Net unrealized appreciation of investment securities for tax purposes was $420,073,000, consisting of unrealized gains of $852,606,000 on securities that had risen in value since their purchase and $432,533,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments
As of June 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (96.6%)
Consumer Discretionary (10.1%)
*,^ CarMax Inc.		4,558,897	223,523
	TJX Cos. Inc.	2,605,900	201,254
	Carnival Corp.	3,522,600	155,699
*,^ Tesla Motors Inc.		617,566	131,097
*	DreamWorks Animation SKG Inc. Class A	2,510,000	102,584
	Royal Caribbean Cruises Ltd.	1,327,000	89,108
*	Amazon.com Inc.	64,630	46,250
	Sony Corp. ADR	1,570,800	46,103
*	Norwegian Cruise Line Holdings Ltd.	1,039,000	41,394
	Gildan Activewear Inc. Class A	1,260,000	36,956
	Ross Stores Inc.	613,100	34,757
	L Brands Inc.	480,000	32,222
	Bed Bath & Beyond Inc.	703,700	30,414
*	Shutterfly Inc.	551,650	25,712
	Tribune Media Co. Class A	501,000	19,629
	Las Vegas Sands Corp.	340,000	14,786
*	Ascena Retail Group Inc.	1,175,200	8,215
	Lowe's Cos. Inc.	59,200	4,687
	Newell Brands Inc.	86,200	4,187
^	Lions Gate Entertainment Corp.	155,000	3,136
	Carter's Inc.	21,220	2,259
*	AutoZone Inc.	2,475	1,965
*	tronc Inc.	120,000	1,656
	Marriott International Inc. Class A	20,000	1,329
	Hilton Worldwide Holdings Inc.	34,000	766
*	Cabela's Inc.	10,000	500
			1,260,188
Energy (0.6%)
	Cabot Oil & Gas Corp.	1,290,000	33,205
*	Southwestern Energy Co.	1,825,000	22,958
	Transocean Ltd.	385,000	4,578
	Schlumberger Ltd.	57,065	4,513
	National Oilwell Varco Inc.	125,000	4,206
	Frank's International NV	100,000	1,461
	Ensco plc Class A	143,340	1,392
			72,313
Financials (3.5%)
	Charles Schwab Corp.	7,574,500	191,710
*	E*TRADE Financial Corp.	3,777,411	88,731
	Northern Trust Corp.	736,700	48,814
	JPMorgan Chase & Co.	769,100	47,792
	Discover Financial Services	535,100	28,676
	CME Group Inc.	162,950	15,871
	Progressive Corp.	451,600	15,129
	Travelers Cos. Inc.	32,000	3,809
	Chubb Ltd.	2,407	315
			440,847

Health Care (31.8%)
	Amgen Inc.	4,466,400	679,563
*	Biogen Inc.	2,633,938	636,939
	Eli Lilly & Co.	7,456,800	587,223
	Roche Holding AG	1,506,800	397,841
*	BioMarin Pharmaceutical Inc.	4,618,100	359,288
	Novartis AG ADR	3,015,400	248,801
	Medtronic plc	2,073,100	179,883
*	QIAGEN NV	8,115,000	176,988
*	Illumina Inc.	1,199,100	168,330
*	Boston Scientific Corp.	6,218,800	145,333
	Thermo Fisher Scientific Inc.	524,100	77,441
*	Seattle Genetics Inc.	1,837,500	74,253
*	Edwards Lifesciences Corp.	560,000	55,849
	Abbott Laboratories	1,299,600	51,087
	PerkinElmer Inc.	955,000	50,061
*	Charles River Laboratories International Inc.	435,000	35,862
*	Alkermes plc	560,000	24,203
*	Waters Corp.	145,000	20,394
	Agilent Technologies Inc.	233,000	10,336
*,^ ImmunoGen Inc.		1,187,500	3,658
	AstraZeneca plc ADR	102,000	3,079
*	Cerner Corp.	10,000	586
			3,986,998
Industrials (16.4%)
	Southwest Airlines Co.	10,935,100	428,765
	FedEx Corp.	2,293,974	348,179
*	United Continental Holdings Inc.	4,376,200	179,599
	Airbus Group SE	2,893,040	167,995
	Delta Air Lines Inc.	4,607,500	167,851
	American Airlines Group Inc.	4,840,400	137,032
*	JetBlue Airways Corp.	6,985,150	115,674
*	Jacobs Engineering Group Inc.	2,233,419	111,247
	Ritchie Bros Auctioneers Inc.	2,862,000	96,678
	Rockwell Automation Inc.	620,450	71,240
	Union Pacific Corp.	672,000	58,632
*	AECOM	1,675,000	53,215
	IDEX Corp.	608,000	49,917
	Curtiss-Wright Corp.	500,000	42,125
	CH Robinson Worldwide Inc.	130,000	9,653
*	Spirit Airlines Inc.	198,235	8,895
	Alaska Air Group Inc.	60,000	3,497
	Chicago Bridge & Iron Co. NV	100,000	3,463
*	Esterline Technologies Corp.	30,631	1,900
			2,055,557
Information Technology (31.8%)
*	Adobe Systems Inc.	3,485,700	333,895
	Texas Instruments Inc.	4,496,300	281,693
	NVIDIA Corp.	5,914,400	278,036
	Microsoft Corp.	4,530,000	231,800
*	Alphabet Inc. Class A	279,630	196,728
*	Alphabet Inc. Class C	283,574	196,262
	NetApp Inc.	7,479,200	183,914
*	Alibaba Group Holding Ltd. ADR	2,204,200	175,300
*	Flextronics International Ltd.	14,833,902	175,040
	Corning Inc.	8,080,000	165,478

*	Trimble Navigation Ltd.	6,435,300	156,764
	KLA-Tencor Corp.	1,689,000	123,719
	ASML Holding NV	1,085,000	107,643
*	Micron Technology Inc.	7,275,200	100,107
*,^ Cree Inc.		3,944,900	96,413
	EMC Corp.	3,445,000	93,601
	QUALCOMM Inc.	1,735,300	92,960
*,1 Descartes Systems Group Inc.		4,645,000	88,673
	Visa Inc. Class A	1,076,400	79,837
*,^ BlackBerry Ltd.		9,408,200	63,129
*	Rambus Inc.	4,980,000	60,158
*,1 FormFactor Inc.		5,809,700	52,229
	Plantronics Inc.	1,150,000	50,600
	Hewlett Packard Enterprise Co.	2,700,000	49,329
*	Electronic Arts Inc.	525,000	39,774
	Intuit Inc.	350,000	39,064
*,^ NeuStar Inc. Class A		1,653,416	38,872
*	Nuance Communications Inc.	2,445,000	38,215
	HP Inc.	2,835,000	35,579
*,^ VMware Inc. Class A		581,700	33,285
	Telefonaktiebolaget LM Ericsson ADR	4,230,000	32,486
*	Entegris Inc.	2,019,231	29,218
*	PayPal Holdings Inc.	735,100	26,839
	FEI Co.	247,000	26,399
	Apple Inc.	261,000	24,952
	Jabil Circuit Inc.	1,186,000	21,905
*	Keysight Technologies Inc.	720,800	20,968
	Teradyne Inc.	1,035,000	20,379
*	Yahoo! Inc.	524,300	19,693
	Intel Corp.	600,000	19,680
*	eBay Inc.	768,100	17,981
	Western Digital Corp.	328,099	15,506
	Analog Devices Inc.	230,000	13,027
	Applied Materials Inc.	425,000	10,187
*	Ciena Corp.	500,000	9,375
*	F5 Networks Inc.	79,400	9,039
*,^ Mobileye NV		146,031	6,738
*	salesforce.com Inc.	26,400	2,097
*,^ SMART Technologies Inc.		367,430	1,631
	Brocade Communications Systems Inc.	175,000	1,607
	MasterCard Inc. Class A	15,000	1,321
*,^ Arista Networks Inc.		15,500	998
*	Workday Inc. Class A	10,000	747
*	Twitter Inc.	12,680	214
			3,991,084
Materials (1.9%)
	Monsanto Co.	2,318,786	239,786

Telecommunication Services (0.5%)
	AT&T Inc.	1,356,266	58,604
*	Sprint Corp.	230,000	1,042
			59,646
Total Common Stocks (Cost $6,544,391)			12,106,419

	Coupon
Temporary Cash Investment (4.6%)
Money Market Fund (4.6%)
2,3 Vanguard Market Liquidity Fund (Cost $573,645)	0.538%	573,644,606	573,645
Total Investments (101.2%) (Cost $7,118,036)			12,680,064
Other Assets and Liabilities-Net (-1.2%)3			(144,886)
Net Assets (100%)			12,535,178

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $125,571,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $127,010,000 of collateral received for securities on loan. ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

Capital Opportunity Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	11,540,583	565,836	—
Temporary Cash Investments	573,645	—	—
Total	12,114,228	565,836	—

D. At June 30, 2016, the cost of investment securities for tax purposes was $7,118,036,000. Net unrealized appreciation of investment securities for tax purposes was $5,562,028,000, consisting of unrealized gains of $6,089,435,000 on securities that had risen in value since their purchase and $527,407,000 in unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Sept. 30, 2015		from		Capital Gain	June 30, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Descartes Systems Group	82,170	—	—	—	—	88,673
Inc.
FormFactor Inc.	39,390	—	—	—	—	52,229
Vanguard Market Liquidity	877,225	NA1	NA1	1,616	—	573,645
Fund
Total	998,785			1,616	—	714,547

1	Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Global Equity Fund

Schedule of Investments
As of June 30, 2016

		Market
		Value
	Shares	($000)
Common Stocks (97.0%)1
Australia (1.2%)
Brambles Ltd.	1,526,550	14,165
Caltex Australia Ltd.	382,453	9,137
Qantas Airways Ltd.	2,503,330	5,278
BlueScope Steel Ltd.	964,839	4,627
* Newcrest Mining Ltd.	143,486	2,467
Coca-Cola Amatil Ltd.	323,490	1,997
Alumina Ltd.	1,698,842	1,661
Fairfax Media Ltd.	1,667,797	1,168
Orica Ltd.	121,892	1,129
Cleanaway Waste Management Ltd.	1,795,367	1,080
ALS Ltd.	283,264	1,047
Iluka Resources Ltd.	172,527	844
BHP Billiton Ltd.	53,517	762
*,^ Metcash Ltd.	512,921	732
Cochlear Ltd.	6,997	635
Regis Resources Ltd.	246,581	630
DuluxGroup Ltd.	123,062	582
Amcor Ltd.	51,501	576
Asaleo Care Ltd.	364,715	574
GUD Holdings Ltd.	75,607	517
Sigma Pharmaceuticals Ltd.	578,839	491
* Resolute Mining Ltd.	402,129	387
Spotless Group Holdings Ltd.	447,017	377
Santos Ltd.	105,524	372
Northern Star Resources Ltd.	79,000	292
Orora Ltd.	107,206	222
Premier Investments Ltd.	10,829	116
		51,865
Austria (0.1%)
Wienerberger AG	63,398	889
Oesterreichische Post AG	19,764	638
ANDRITZ AG	12,646	601
		2,128
Belgium (0.2%)
Anheuser-Busch InBev SA/NV	31,286	4,113
Bekaert SA	25,093	1,083
Solvay SA Class A	5,750	534
Euronav NV	40,459	373
UCB SA	3,912	293
Cofinimmo SA	2,273	268
		6,664
Brazil (0.8%)
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	1,834,600	10,280
EDP - Energias do Brasil SA	842,258	3,571
Alpargatas SA Preference Shares	876,882	2,855
Natura Cosmeticos SA	262,226	2,082
MRV Engenharia e Participacoes SA	500,900	1,686
TOTVS SA	157,600	1,498

Itausa - Investimentos Itau SA Preference Shares	619,713	1,464
* Marfrig Global Foods SA	652,100	1,141
* Petroleo Brasileiro SA Preference Shares	383,000	1,123
BTG Pactual Group	177,900	1,021
Cosan Ltd.	125,004	814
TIM Participacoes SA	340,035	724
Porto Seguro SA	83,651	697
Cia Energetica de Minas Gerais ADR	307,244	679
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	41,090	598
Cia de Saneamento Basico do Estado de Sao Paulo	62,900	569
Banco Bradesco SA Preference Shares	72,116	565
* EDP - Energias do Brasil SA	130,069	559
* B2W Cia Digital	145,381	425
* LPS Brasil Consultoria de Imoveis SA	291,100	361
Ultrapar Participacoes SA	15,500	343
Qualicorp SA	55,600	322
Gerdau SA Preference Shares	163,100	299
		33,676
Canada (3.2%)
^ Canadian Imperial Bank of Commerce	215,800	16,209
Fairfax Financial Holdings Ltd.	27,770	14,969
Royal Bank of Canada	252,000	14,890
Magna International Inc.	366,400	12,861
Bank of Montreal	186,600	11,836
Ritchie Bros Auctioneers Inc.	343,596	11,607
Canadian Natural Resources Ltd.	260,594	8,040
^ Yamana Gold Inc.	1,439,000	7,485
Rogers Communications Inc. Class B	129,839	5,256
BCE Inc.	110,606	5,233
Brookfield Asset Management Inc. Class A	96,812	3,203
* Kinross Gold Corp.	535,814	2,629
Toronto-Dominion Bank	44,200	1,898
Quebecor Inc. Class B	53,000	1,519
^ Teck Resources Ltd. Class B	106,600	1,404
* CGI Group Inc. Class A	26,900	1,149
Constellation Software Inc.	2,700	1,045
Eldorado Gold Corp.	225,600	1,015
Open Text Corp.	16,600	982
Bonavista Energy Corp.	375,020	958
* Birchcliff Energy Ltd.	176,900	942
^ Enerplus Corp.	129,200	851
^ Capital Power Corp.	51,800	773
* SEMAFO Inc.	159,100	764
* Parex Resources Inc.	75,400	730
* Painted Pony Petroleum Ltd.	108,100	634
^ Surge Energy Inc.	315,950	624
* New Gold Inc.	134,567	589
H&R REIT	26,200	456
Aimia Inc.	70,900	434
* Argonaut Gold Inc.	123,200	362
Pan American Silver Corp.	18,300	301
* Newmarket Gold Inc.	99,019	291
* Teranga Gold Corp.	325,100	289
* Lundin Mining Corp.	84,800	286
^ Nevsun Resources Ltd.	96,300	283
Morneau Shepell Inc.	20,500	281
Dream Office REIT	18,900	272

Pengrowth Energy Corp.	148,100	271
Peyto Exploration & Development Corp.	10,000	268
Industrial Alliance Insurance & Financial Services Inc.	8,400	264
^ Mullen Group Ltd.	23,900	261
* Crew Energy Inc.	57,900	260
Maple Leaf Foods Inc.	11,800	252
* RMP Energy Inc.	251,500	241
Russel Metals Inc.	8,957	159
Intertape Polymer Group Inc.	8,000	131
PrairieSky Royalty Ltd.	4,753	90
		135,547
Chile (0.3%)
Enersis Americas SA ADR	564,716	4,845
Enersis Chile SA ADR	564,716	3,292
Quinenco SA	1,054,527	2,048
Cia Cervecerias Unidas SA	167,577	1,961
* Cia Sud Americana de Vapores SA	11,489,644	229
Sociedad Quimica y Minera de Chile SA ADR	5,329	132
Enaex SA	5,437	57
		12,564
China (2.2%)
* Alibaba Group Holding Ltd. ADR	264,258	21,016
* Baidu Inc. ADR	112,803	18,629
China Mobile Ltd.	1,473,500	17,019
NetEase Inc. ADR	32,965	6,369
* China Biologic Products Inc.	58,382	6,207
Tsingtao Brewery Co. Ltd.	1,214,000	4,216
* Autohome Inc. ADR	153,602	3,089
China Telecom Corp. Ltd.	5,360,000	2,399
China Resources Beer Holdings Co. Ltd.	900,994	1,974
China Mengniu Dairy Co. Ltd.	1,075,000	1,884
Want Want China Holdings Ltd.	2,515,557	1,811
* Li Ning Co. Ltd.	2,742,833	1,354
CNOOC Ltd.	1,073,913	1,339
Kingboard Chemical Holdings Ltd.	385,000	767
Goodbaby International Holdings Ltd.	1,475,000	681
TravelSky Technology Ltd.	340,000	660
Ajisen China Holdings Ltd.	1,682,000	654
Tingyi Cayman Islands Holding Corp.	645,608	613
Kunlun Energy Co. Ltd.	646,000	540
PetroChina Co. Ltd.	790,000	537
Shenzhou International Group Holdings Ltd.	74,456	360
China High Speed Transmission Equipment Group Co. Ltd.	436,000	353
* Pou Sheng International Holdings Ltd.	954,000	278
China Merchants Holdings International Co. Ltd.	100,000	268
* Daphne International Holdings Ltd.	962,000	147
		93,164
Colombia (0.1%)
Bancolombia SA ADR	43,967	1,535
Almacenes Exito SA	145,832	709
		2,244

Cyprus (0.0%)
Globaltrans Investment plc GDR	50,250	198

Czech Republic (0.0%)
Komercni banka as	14,235	533

Denmark (1.2%)
Novo Nordisk A/S Class B	291,246	15,662
Carlsberg A/S Class B	150,846	14,315
Vestas Wind Systems A/S	127,570	8,657
Coloplast A/S Class B	58,283	4,351
William Demant Holding A/S	107,680	2,094
GN Store Nord A/S	100,761	1,821
* H Lundbeck A/S	28,164	1,054
* Topdanmark A/S	22,904	546
Danske Bank A/S	18,492	490
ISS A/S	12,512	469
Dfds A/S	8,224	358
		49,817
Finland (0.5%)
Neste Oyj	185,198	6,635
Sampo Oyj Class A	111,396	4,551
Tikkurila Oyj	246,385	4,468
Nokian Renkaat Oyj	31,689	1,132
Wartsila Oyj Abp	16,321	668
Amer Sports Oyj	21,528	591
Tieto Oyj	18,385	504
Metso Oyj	19,097	451
UPM-Kymmene Oyj	19,018	349
Cargotec Oyj Class B	6,944	281
		19,630
France (1.2%)
Bureau Veritas SA	467,840	9,878
L'Oreal SA	31,313	5,990
Legrand SA	107,194	5,531
* Nexans SA	56,789	2,392
TOTAL SA	45,517	2,195
BNP Paribas SA	46,681	2,099
Airbus Group SE	30,500	1,771
Eurofins Scientific SE	4,708	1,750
Zodiac Aerospace	68,873	1,621
Capgemini SA	17,113	1,493
Groupe Eurotunnel SE	116,130	1,236
AXA SA	61,485	1,235
* Rexel SA	92,873	1,172
Vinci SA	15,796	1,125
Edenred	54,406	1,123
Christian Dior SE	6,478	1,049
Thales SA	11,533	968
Sanofi	10,574	889
*,^ Air France-KLM	124,733	799
Engie SA	43,516	702
* ArcelorMittal	142,616	657
Atos SE	7,440	621
Dassault Systemes	8,113	619
JCDecaux SA	15,521	527

Neopost SA	20,971	486
STMicroelectronics NV	74,088	437
Sodexo SA	3,741	403
Vicat SA	6,807	386
Technip SA	7,012	381
Elis SA	17,248	303
Imerys SA	4,662	298
Ingenico Group SA	2,490	292
* Flamel Technologies SA ADR	25,944	279
Gaztransport Et Technigaz SA	8,910	274
* Vallourec SA	47,126	171
* Virbac SA	933	170
		51,322
Germany (2.5%)
SAP SE	438,797	32,799
Deutsche Boerse AG	184,850	15,135
Deutsche Lufthansa AG	651,968	7,590
* QIAGEN NV	315,500	6,881
Fresenius Medical Care AG & Co. KGaA	53,978	4,671
Bayerische Motoren Werke AG	45,293	3,319
Deutsche Telekom AG	184,695	3,143
BASF SE	36,513	2,785
* Kloeckner & Co. SE	250,881	2,771
OSRAM Licht AG	40,798	2,108
adidas AG	13,717	1,956
Brenntag AG	40,041	1,935
Software AG	52,532	1,782
Volkswagen AG Preference Shares	14,195	1,706
HOCHTIEF AG	11,207	1,444
Axel Springer SE	26,330	1,380
Symrise AG	19,302	1,315
Bechtle AG	12,145	1,276
HeidelbergCement AG	15,799	1,185
Infineon Technologies AG	74,087	1,065
Evonik Industries AG	32,258	960
CTS Eventim AG & Co. KGaA	26,922	819
Hannover Rueck SE	7,521	786
CANCOM SE	14,944	742
Beiersdorf AG	7,585	717
Henkel AG & Co. KGaA Preference Shares	4,996	608
Rheinmetall AG	10,161	600
GEA Group AG	12,418	584
TUI AG-DI	51,557	584
* ProSiebenSat.1 Media SE	12,339	539
Fielmann AG	6,854	501
Gerresheimer AG	6,164	473
Vonovia SE	9,375	342
Carl Zeiss Meditec AG	7,493	303
Merck KGaA	2,892	294
AURELIUS SE & Co. KGaA	4,988	293
Draegerwerk AG & Co. KGaA Preference Shares	4,111	251
		105,642
Greece (0.1%)
Grivalia Properties REIC AE	145,259	1,136
* JUMBO SA	27,231	362
OPAP SA	42,679	294

Alpha Bank AE	118,625	218
* Fourlis Holdings SA	50,267	202
		2,212
Hong Kong (1.3%)
AIA Group Ltd.	3,915,000	23,591
Jardine Matheson Holdings Ltd.	243,100	14,236
Sands China Ltd.	1,676,400	5,676
CK Hutchison Holdings Ltd.	361,300	3,976
* Esprit Holdings Ltd.	3,504,114	2,612
HSBC Holdings plc	366,400	2,248
First Pacific Co. Ltd.	1,811,250	1,319
Television Broadcasts Ltd.	253,300	870
Hongkong & Shanghai Hotels Ltd.	737,200	748
Stella International Holdings Ltd.	248,673	440
SmarTone Telecommunications Holdings Ltd.	226,194	403
Truly International Holdings Ltd.	586,000	283
Dairy Farm International Holdings Ltd.	38,600	261
Cheung Kong Property Holdings Ltd.	31,192	196
Texwinca Holdings Ltd.	144,823	107
New World Development Co. Ltd.	82,000	83
		57,049
Hungary (0.0%)
MOL Hungarian Oil & Gas plc	6,014	348

India (0.9%)
ICICI Bank Ltd.	4,521,094	16,158
Housing Development Finance Corp. Ltd.	702,622	13,110
Bharat Petroleum Corp. Ltd.	244,883	3,914
CESC Ltd.	200,815	1,780
Bharti Airtel Ltd.	178,378	974
Axis Bank Ltd.	101,415	807
* Bank of Baroda	192,998	444
Hindalco Industries Ltd.	206,898	380
Indian Oil Corp. Ltd.	51,042	334
Hindustan Petroleum Corp. Ltd.	21,936	325
* India Cements Ltd.	181,495	306
Manappuram Finance Ltd.	291,679	300
Karnataka Bank Ltd.	139,293	292
JSW Steel Ltd.	12,712	277
		39,401
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT	18,377,400	5,576
Telekomunikasi Indonesia Persero Tbk PT ADR	17,078	1,050
* XL Axiata Tbk PT	1,651,250	459
Matahari Department Store Tbk PT	262,800	399
Unilever Indonesia Tbk PT	105,600	361
Elnusa Tbk PT	7,669,800	300
		8,145
Ireland (1.9%)
CRH plc	1,344,502	39,590
Ryanair Holdings plc ADR	363,887	25,305
* Bank of Ireland	46,817,426	9,757
* Paddy Power Betfair plc London Shares	18,976	2,003
Paddy Power Betfair plc	17,743	1,866
Irish Continental Group plc	164,164	768

*	Irish Bank Resolution Corp. Ltd.	122,273	—
			79,289
Israel (0.0%)
*	Taro Pharmaceutical Industries Ltd.	6,529	951
*	Check Point Software Technologies Ltd.	3,542	282
*	SodaStream International Ltd.	12,839	274
			1,507
Italy (0.5%)
	Fiat Chrysler Automobiles NV	693,924	4,284
	CNH Industrial NV	408,964	2,973
	Ferrari NV	69,392	2,829
	Luxottica Group SPA ADR	51,779	2,530
^	Piaggio & C SPA	1,067,620	1,875
*	Saipem SPA	3,976,937	1,605
	UniCredit SPA	443,754	990
	EXOR SPA	24,451	903
	Luxottica Group SPA	16,888	823
	Davide Campari-Milano SPA	55,529	550
	Intesa Sanpaolo SPA (Registered)	228,970	439
	Buzzi Unicem SPA	13,612	238
	Saras SPA	104,270	181
*,2 Technogym SPA		17,218	75
	Recordati SPA	753	23
			20,318
Japan (9.2%)
	Nippon Telegraph & Telephone Corp.	653,500	30,678
	MS&AD Insurance Group Holdings Inc.	1,187,400	30,581
	Daito Trust Construction Co. Ltd.	145,500	23,585
	Daiwa House Industry Co. Ltd.	431,900	12,603
	Olympus Corp.	328,400	12,218
	Secom Co. Ltd.	162,600	12,002
	SMC Corp.	48,300	11,782
	CyberAgent Inc.	186,400	11,190
	FUJIFILM Holdings Corp.	226,700	8,760
	THK Co. Ltd.	470,400	7,982
	Kirin Holdings Co. Ltd.	450,900	7,579
	Kansai Paint Co. Ltd.	353,000	7,111
	Obayashi Corp.	623,700	6,603
	West Japan Railway Co.	104,100	6,580
	Japan Exchange Group Inc.	573,000	6,555
	Seven & i Holdings Co. Ltd.	152,500	6,367
	Toyota Motor Corp.	126,400	6,320
*	Tokyo Electric Power Co. Holdings Inc.	1,496,000	6,308
	NTT Data Corp.	127,500	6,008
	Japan Airlines Co. Ltd.	185,400	5,951
	Daiichi Sankyo Co. Ltd.	246,100	5,938
	East Japan Railway Co.	62,400	5,750
	Rohm Co. Ltd.	145,200	5,693
	NTT DOCOMO Inc.	194,800	5,242
^	Shiseido Co. Ltd.	201,100	5,185
	Kao Corp.	89,100	5,142
	Hitachi Ltd.	1,160,000	4,822
	Bandai Namco Holdings Inc.	178,050	4,575
	Alfresa Holdings Corp.	216,400	4,507
	Sompo Japan Nipponkoa Holdings Inc.	168,800	4,471
	Dai-ichi Life Insurance Co. Ltd.	399,000	4,424

Sumitomo Dainippon Pharma Co. Ltd.	236,000	4,074
Sumitomo Mitsui Financial Group Inc.	139,100	3,988
USS Co. Ltd.	237,700	3,899
Japan Post Holdings Co. Ltd.	311,100	3,766
Mizuho Financial Group Inc.	2,548,300	3,648
Toyo Seikan Group Holdings Ltd.	187,500	3,565
Yamato Holdings Co. Ltd.	150,500	3,447
Tokio Marine Holdings Inc.	102,900	3,404
Tokyo Electron Ltd.	38,700	3,254
Tohoku Electric Power Co. Inc.	252,800	3,170
Mitsubishi Estate Co. Ltd.	169,000	3,090
Otsuka Holdings Co. Ltd.	65,800	3,032
Mixi Inc.	71,600	2,932
Konami Holdings Corp.	75,100	2,844
Nintendo Co. Ltd.	19,600	2,797
Mitsubishi Heavy Industries Ltd.	689,000	2,750
Resona Holdings Inc.	713,100	2,598
LIXIL Group Corp.	155,000	2,548
NEC Corp.	1,073,000	2,489
JFE Holdings Inc.	187,000	2,420
Nippon Television Holdings Inc.	138,470	2,268
Toyo Suisan Kaisha Ltd.	54,000	2,182
Fuji Media Holdings Inc.	194,200	2,176
NTT Urban Development Corp.	203,700	2,169
Mitsubishi Corp.	104,900	1,834
Nomura Holdings Inc.	506,800	1,816
Mitsubishi Logistics Corp.	128,000	1,784
Yamada Denki Co. Ltd.	333,900	1,755
Sumitomo Chemical Co. Ltd.	396,000	1,624
Shimizu Corp.	174,000	1,620
Japan Tobacco Inc.	39,000	1,562
Azbil Corp.	47,500	1,394
Isetan Mitsukoshi Holdings Ltd.	150,700	1,337
Nippon Suisan Kaisha Ltd.	248,900	1,271
Mitsubishi UFJ Financial Group Inc.	260,200	1,160
Toridoll.corp	43,300	1,152
* JAC Recruitment Co. Ltd.	67,100	1,124
Sumitomo Electric Industries Ltd.	83,700	1,102
Sumitomo Mitsui Trust Holdings Inc.	339,000	1,097
Marui Group Co. Ltd.	79,900	1,072
NH Foods Ltd.	44,000	1,069
Onward Holdings Co. Ltd.	172,000	1,066
Chiba Bank Ltd.	206,000	972
Fujitsu Ltd.	226,000	828
Toyota Industries Corp.	20,200	799
Central Japan Railway Co.	4,300	761
* Concordia Financial Group Ltd.	193,000	755
Fujitsu General Ltd.	33,000	730
Park24 Co. Ltd.	19,100	654
Komeri Co. Ltd.	23,500	611
Adastria Co. Ltd.	14,400	567
Penta-Ocean Construction Co. Ltd.	106,000	557
Tokyu Construction Co. Ltd.	55,000	498
Itochu Techno-Solutions Corp.	21,000	451
^ Coca-Cola West Co. Ltd.	14,200	400
Toyo Engineering Corp.	117,000	386
Oracle Corp. Japan	7,100	378

Toa Corp.	235,000	371
Sumitomo Forestry Co. Ltd.	26,600	359
Suzuken Co. Ltd.	11,100	349
Ulvac Inc.	11,000	335
IT Holdings Corp.	14,300	328
Seria Co. Ltd.	3,800	312
Lion Corp.	19,000	311
Paramount Bed Holdings Co. Ltd.	6,100	309
Gurunavi Inc.	10,700	308
Morinaga Milk Industry Co. Ltd.	44,000	305
Noritz Corp.	16,800	299
Megmilk Snow Brand Co. Ltd.	8,500	295
EDION Corp.	35,600	292
Tokyu REIT Inc.	195	276
Internet Initiative Japan Inc.	13,300	270
Furukawa Electric Co. Ltd.	116,000	267
Astellas Pharma Inc.	16,700	261
Yamaha Corp.	9,600	258
Kinden Corp.	22,300	240
Saizeriya Co. Ltd.	12,000	214
Studio Alice Co. Ltd.	8,400	197
Meidensha Corp.	43,000	139
Nexon Co. Ltd.	9,000	132
		395,635
Luxembourg (0.0%)
Ternium SA ADR	71,622	1,365
* Stabilus SA	7,076	336
		1,701
Malaysia (0.5%)
Tenaga Nasional Bhd.	5,675,800	19,856
Public Bank Bhd. (Local)	453,500	2,184
Top Glove Corp. Bhd.	153,900	176
		22,216
Mexico (0.1%)
Wal-Mart de Mexico SAB de CV	732,926	1,760
* Controladora Vuela Cia de Aviacion SAB de CV ADR	45,023	842
America Movil SAB de CV ADR	50,624	621
Alfa SAB de CV Class A	317,772	547
* Cemex SAB de CV ADR	61,445	379
Mexichem SAB de CV	126,121	267
* Industrias CH SAB de CV Class B	18,735	77
		4,493
Netherlands (1.3%)
Unilever NV	625,648	29,167
Heineken NV	71,147	6,574
Koninklijke KPN NV	931,111	3,377
Koninklijke Philips NV	122,544	3,058
ASML Holding NV	30,288	3,002
Akzo Nobel NV	38,793	2,441
RELX NV	137,139	2,393
Koninklijke Ahold NV	96,272	2,141
Wolters Kluwer NV	33,660	1,376
Boskalis Westminster	37,222	1,284
Randstad Holding NV	9,034	364
Koninklijke Vopak NV	5,657	283

* uniQure NV	35,625	263
		55,723
New Zealand (0.0%)
Spark New Zealand Ltd.	552,536	1,400
PGG Wrightson Ltd.	51,996	16
		1,416
Norway (0.9%)
Statoil ASA	1,020,975	17,678
^ Schibsted ASA Class A	299,185	8,928
Schibsted ASA Class B	299,185	8,564
DNB ASA	62,648	757
Telenor ASA	19,914	329
Bakkafrost P/F	7,018	265
		36,521
Other (0.2%)
3 Vanguard FTSE Emerging Markets ETF	293,717	10,345

Peru (0.2%)
Credicorp Ltd.	44,781	6,911
* Cia de Minas Buenaventura SAA ADR	85,410	1,021
		7,932
Philippines (0.0%)
Energy Development Corp.	9,790,200	1,152
Lopez Holdings Corp.	3,234,349	533
Manila Electric Co.	41,420	274
		1,959
Poland (0.1%)
* Polski Koncern Naftowy ORLEN SA	73,601	1,288
PGE Polska Grupa Energetyczna SA	239,447	716
Polskie Gornictwo Naftowe i Gazownictwo SA	347,186	495
Bank Pekao SA	6,937	243
		2,742
Portugal (0.0%)
Galp Energia SGPS SA	24,007	333

Qatar (0.0%)
Barwa Real Estate Co.	129,964	1,185
Ooredoo QSC	27,036	657
		1,842
Russia (0.8%)
* Yandex NV Class A	775,635	16,948
Sberbank of Russia PJSC ADR	1,114,655	9,741
Lukoil PJSC ADR	85,323	3,571
Gazprom PJSC ADR	440,704	1,903
* Global Ports Investments plc GDR	301,423	844
Rosneft PJSC GDR	163,185	837
O'Key Group SA GDR	272,171	625
Severstal PJSC GDR	26,416	291
		34,760
Singapore (0.5%)
DBS Group Holdings Ltd.	1,404,400	16,547
Great Eastern Holdings Ltd.	148,900	2,273
United Overseas Bank Ltd.	40,800	564
* GL Ltd.	798,300	493

	Singapore Airlines Ltd.	51,800	411
	Venture Corp. Ltd.	47,900	294
	Haw Par Corp. Ltd.	41,500	277
	China Aviation Oil Singapore Corp. Ltd.	291,800	267
	United Industrial Corp. Ltd.	110,700	227
	Super Group Ltd.	128,800	79
			21,432
South Africa (1.5%)
	Naspers Ltd.	294,227	45,084
	MTN Group Ltd.	536,446	5,246
	Standard Bank Group Ltd.	339,314	2,974
*	Gold Fields Ltd. ADR	528,274	2,589
	Anglo American plc Ordinary Shares	183,661	1,765
*	Sappi Ltd.	281,527	1,313
*,^ Harmony Gold Mining Co. Ltd. ADR		359,065	1,296
	Old Mutual plc	404,214	1,060
*	Anglo American Platinum Ltd.	28,424	710
	Telkom SA SOC Ltd.	134,235	607
	Clicks Group Ltd.	53,527	447
	Grindrod Ltd.	457,371	357
	Sasol Ltd.	12,639	343
	SPAR Group Ltd.	24,897	342
*	Impala Platinum Holdings Ltd.	104,774	337
*	African Bank Investments Ltd.	2,597,627	—
			64,470
South Korea (2.5%)
	Samsung Electronics Co. Ltd.	33,878	42,173
	Samsung Electronics Co. Ltd. GDR	32,887	20,526
	SK Hynix Inc.	508,514	14,453
	LG Display Co. Ltd.	221,057	5,093
	Korea Electric Power Corp.	63,494	3,351
	Shinhan Financial Group Co. Ltd.	100,685	3,324
	KT Corp.	108,769	2,801
	LG Electronics Inc.	59,430	2,800
	Hyundai Motor Co.	20,627	2,443
	Hana Financial Group Inc.	83,340	1,693
	Lotte Shopping Co. Ltd.	9,402	1,654
	S-1 Corp.	11,523	1,080
	S-Oil Corp.	13,520	895
	SK Innovation Co. Ltd.	7,241	892
	LG Uplus Corp.	79,663	754
	KB Financial Group Inc.	24,026	685
	LG Corp.	11,394	631
	Hite Jinro Co. Ltd.	29,663	616
	Kia Motors Corp.	9,888	372
	GS Home Shopping Inc.	1,865	278
	CJ O Shopping Co. Ltd.	1,753	268
	Partron Co. Ltd.	29,054	268
	Samsung Fire & Marine Insurance Co. Ltd.	766	175
			107,225
Spain (0.5%)
	Distribuidora Internacional de Alimentacion SA	1,526,419	8,966
	Red Electrica Corp. SA	41,073	3,662
	Viscofan SA	27,614	1,529
	Gas Natural SDG SA	71,215	1,412
	Endesa SA	67,030	1,348

Enagas SA	35,229	1,072
* Acerinox SA	92,459	1,024
Mediaset Espana Comunicacion SA	85,229	954
Grifols SA	41,062	927
Amadeus IT Holding SA	8,946	392
* ACS Actividades de Construccion y Servicios SA	12,464	342
Bankinter SA	50,820	327
Banco Santander SA	31,187	121
* Acerinox SA Rights Exp. 7/06/2016	92,459	47
* ACS Actividades de Construccion y Servicios SA Rights Exp. 7/11/2016	12,464	9
		22,132
Sweden (1.5%)
Svenska Handelsbanken AB Class A	1,788,596	21,635
Atlas Copco AB Class B	643,517	15,193
Volvo AB Class B	773,375	7,637
Assa Abloy AB Class B	233,003	4,776
Swedish Match AB	48,646	1,691
Sandvik AB	146,095	1,456
Telefonaktiebolaget LM Ericsson Class B	147,211	1,125
Millicom International Cellular SA	17,639	1,079
Telia Co. AB	208,133	982
NCC AB Class B	40,720	943
Nordea Bank AB	102,665	867
Electrolux AB Class B	30,010	815
Modern Times Group MTG AB Class B	28,831	762
Ratos AB	107,759	524
* Bonava AB	40,720	491
* Oriflame Holding AG	17,642	448
L E Lundbergforetagen AB Class B	6,634	377
Securitas AB Class B	24,488	376
SKF AB	22,302	356
Peab AB	37,897	287
Wihlborgs Fastigheter AB	13,764	280
Hufvudstaden AB Class A	17,304	271
		62,371
Switzerland (2.5%)
Nestle SA	368,017	28,387
Schindler Holding AG	106,076	19,222
Cie Financiere Richemont SA	243,798	14,302
Novartis AG	141,813	11,666
Geberit AG	17,362	6,559
OC Oerlikon Corp. AG	605,523	5,308
Roche Holding AG	15,769	4,164
Galenica AG	3,044	4,101
Adecco Group AG	38,968	1,963
UBS Group AG	144,397	1,868
SGS SA	603	1,383
Swiss Re AG	14,726	1,287
Logitech International SA	72,633	1,182
Givaudan SA	565	1,135
Sonova Holding AG	8,193	1,089
* Cie Financiere Richemont SA	146,298	843
Swiss Life Holding AG	3,426	792
Lonza Group AG	4,320	716
Helvetia Holding AG	882	460
Swiss Prime Site AG	4,673	423

DKSH Holding AG	4,859	318
Straumann Holding AG	719	284
Valora Holding AG	1,010	281
Tecan Group AG	1,775	276
		108,009
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,407,786	36,926
Hon Hai Precision Industry Co. Ltd.	10,135,198	26,079
Chunghwa Telecom Co. Ltd.	6,275,000	22,667
United Microelectronics Corp.	18,021,000	7,050
Taiwan Semiconductor Manufacturing Co. Ltd.	816,577	4,129
HTC Corp.	876,000	2,819
Yungtay Engineering Co. Ltd.	1,274,000	1,805
Teco Electric and Machinery Co. Ltd.	1,885,190	1,593
* Delta Electronics Inc.	269,488	1,316
Formosa Petrochemical Corp.	370,000	1,009
Elite Material Co. Ltd.	429,000	1,005
Chroma ATE Inc.	368,000	875
Lite-On Technology Corp.	196,000	269
		107,542
Thailand (0.1%)
Bangkok Bank PCL (Foreign)	437,200	2,023
Star Petroleum Refining PCL	3,939,300	1,074
Kasikornbank PCL (Foreign)	162,000	798
Thai Oil PCL	334,400	573
IRPC PCL	2,207,400	300
* Asia Aviation PCL	1,620,200	289
Siam Cement PCL NVDR	19,850	270
Thanachart Capital PCL	256,200	255
		5,582
Turkey (0.1%)
Turkiye Garanti Bankasi AS	818,187	2,183
* Yapi ve Kredi Bankasi AS	793,798	1,114
Turkiye Halk Bankasi AS	255,791	770
Turkiye Vakiflar Bankasi TAO	428,349	681
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	230,255	485
Tekfen Holding AS	127,805	328
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	617,702	277
Goodyear Lastikleri TAS	225,583	261
		6,099
United Kingdom (6.5%)
Prudential plc	2,210,527	37,658
Royal Dutch Shell plc Class A	917,852	25,173
Reckitt Benckiser Group plc	229,252	23,064
Wolseley plc	338,620	17,549
BP plc ADR	447,634	15,895
Rolls-Royce Holdings plc	1,301,333	12,357
WPP plc	570,584	11,847
Spectris plc	249,220	6,068
Hays plc	4,616,466	6,022
Compass Group plc	256,251	4,885
Intertek Group plc	100,578	4,697
Bunzl plc	145,892	4,513
Rightmove plc	89,089	4,343
Diageo plc	151,447	4,238
Unilever plc	86,136	4,132

BP plc	691,207	4,036
Experian plc	207,841	3,948
Rotork plc	1,294,741	3,717
Vodafone Group plc	1,103,066	3,358
Aggreko plc	190,176	3,266
RELX NV	173,193	3,191
Jupiter Fund Management plc	631,598	3,114
Capita plc	231,783	2,977
BAE Systems plc	408,251	2,863
DCC plc	31,001	2,726
ITV plc	1,113,760	2,690
2 Merlin Entertainments plc	438,143	2,602
Provident Financial plc	74,786	2,312
3i Group plc	295,546	2,200
Lloyds Banking Group plc	2,974,618	2,187
Admiral Group plc	73,321	2,001
British American Tobacco plc	30,268	1,970
HomeServe plc	269,491	1,908
Carnival plc	42,016	1,865
Barclays plc	908,430	1,729
G4S plc	691,051	1,711
Standard Chartered plc	223,492	1,700
Royal Dutch Shell plc Class B	60,245	1,657
WH Smith plc	73,826	1,566
* Serco Group plc	980,475	1,460
SSP Group plc	372,104	1,387
TUI AG	121,172	1,376
ICAP plc	242,827	1,365
AstraZeneca plc	22,141	1,318
IG Group Holdings plc	119,170	1,289
Informa plc	131,242	1,285
Sky plc	112,495	1,277
Daily Mail & General Trust plc	152,094	1,212
Rio Tinto plc	37,589	1,162
* Thomas Cook Group plc	1,325,411	1,117
Moneysupermarket.com Group plc	301,605	1,091
Glencore plc	517,373	1,057
* BGEO Group plc	29,194	1,033
Imperial Brands plc	18,915	1,027
GlaxoSmithKline plc	46,565	1,001
International Personal Finance plc	260,237	995
Stagecoach Group plc	308,482	951
BHP Billiton plc	75,151	945
GVC Holdings plc	115,493	870
* Tesco plc	349,705	818
Berendsen plc	49,781	811
* Just Eat plc	140,556	802
St. James's Place plc	74,617	799
Pets at Home Group plc	234,587	730
Smith & Nephew plc	34,382	583
Devro plc	164,143	567
Mondi plc	28,643	534
Amec Foster Wheeler plc	80,504	527
Barratt Developments plc	88,166	483
National Grid plc	32,634	480
* InterContinental Hotels Group plc	12,823	476
Taylor Wimpey plc	255,437	456

	Close Brothers Group plc	25,668	388
	Wm Morrison Supermarkets plc	139,409	350
	National Express Group plc	86,758	342
	Pagegroup plc	84,378	340
	Antofagasta plc	54,004	335
	Inchcape plc	38,107	320
	Whitbread plc	6,599	308
	easyJet plc	20,031	291
	Ashtead Group plc	19,857	285
	Millennium & Copthorne Hotels plc	51,262	272
2	McCarthy & Stone plc	117,800	270
*	Premier Oil plc	262,285	266
	Petrofac Ltd.	25,045	260
*,2 Non-Standard Finance plc		331,333	255
	IMI plc	19,636	254
	Centrica plc	71,680	216
	Northgate plc	37,787	164
			279,935
Total International			2,135,678
United States (47.1%)
Consumer Discretionary (5.6%)
*	Amazon.com Inc.	98,244	70,305
	Royal Caribbean Cruises Ltd.	590,794	39,672
*	CarMax Inc.	409,012	20,054
	McDonald's Corp.	134,770	16,218
	Omnicom Group Inc.	196,962	16,051
*,^ Tesla Motors Inc.		54,373	11,542
*	TripAdvisor Inc.	156,343	10,053
	Harley-Davidson Inc.	219,409	9,939
	Time Warner Inc.	133,822	9,841
	Comcast Corp. Class A	136,799	8,918
*	AutoZone Inc.	6,136	4,871
	Big Lots Inc.	93,420	4,681
	Gannett Co. Inc.	334,391	4,618
	Cooper Tire & Rubber Co.	144,475	4,308
	Williams-Sonoma Inc.	46,588	2,429
	Wolverine World Wide Inc.	104,799	2,130
	Children's Place Inc.	12,496	1,002
	TJX Cos. Inc.	12,253	946
*	K12 Inc.	23,050	288
*	TravelCenters of America LLC	33,449	273
	Speedway Motorsports Inc.	14,086	250
	Bassett Furniture Industries Inc.	8,623	207
	Rocky Brands Inc.	14,203	162
*	Sun-Times Media Group Inc. Class A	130,959	—
			238,758
Consumer Staples (6.5%)
	Procter & Gamble Co.	659,693	55,856
	Coca-Cola Co.	1,008,278	45,705
	Colgate-Palmolive Co.	535,459	39,196
	PepsiCo Inc.	229,940	24,360
	Wal-Mart Stores Inc.	287,852	21,019
	Hershey Co.	171,849	19,503
^	Pilgrim's Pride Corp.	590,865	15,055
	Philip Morris International Inc.	131,595	13,386
	Altria Group Inc.	142,112	9,800

Dean Foods Co.	411,841	7,450
Mead Johnson Nutrition Co.	77,765	7,057
Estee Lauder Cos. Inc. Class A	72,344	6,585
Costco Wholesale Corp.	34,175	5,367
Sanderson Farms Inc.	57,299	4,964
Ingredion Inc.	10,499	1,359
Kraft Heinz Co.	8,695	769
* USANA Health Sciences Inc.	3,001	334
SpartanNash Co.	9,284	284
John B Sanfilippo & Son Inc.	4,896	209
		278,258
Energy (2.6%)
Exxon Mobil Corp.	389,255	36,489
Apache Corp.	337,426	18,784
EOG Resources Inc.	219,720	18,329
Rowan Cos. plc Class A	426,052	7,524
World Fuel Services Corp.	146,130	6,940
Superior Energy Services Inc.	265,305	4,884
Tesoro Corp.	62,967	4,717
QEP Resources Inc.	259,568	4,576
National Oilwell Varco Inc.	115,526	3,887
Atwood Oceanics Inc.	212,423	2,660
Noble Corp. plc	101,882	840
Transocean Ltd.	70,235	835
* Par Pacific Holdings Inc.	29,194	448
Denbury Resources Inc.	63,695	229
* Exterran Corp.	15,974	205
		111,347
Financials (8.8%)
* Berkshire Hathaway Inc. Class B	270,638	39,186
* Markel Corp.	35,603	33,922
First Republic Bank	434,254	30,393
Moody's Corp.	294,954	27,640
TD Ameritrade Holding Corp.	794,464	22,622
Travelers Cos. Inc.	170,454	20,291
US Bancorp	474,161	19,123
American Express Co.	245,098	14,892
Wells Fargo & Co.	308,331	14,593
Voya Financial Inc.	563,534	13,953
Loews Corp.	311,891	12,816
* Alleghany Corp.	21,647	11,897
Aflac Inc.	149,028	10,754
Chubb Ltd.	79,619	10,407
Rayonier Inc.	325,425	8,539
* Howard Hughes Corp.	71,184	8,138
MarketAxess Holdings Inc.	51,689	7,516
CYS Investments Inc.	837,289	7,008
M&T Bank Corp.	58,573	6,925
Willis Towers Watson plc	55,651	6,918
Interactive Brokers Group Inc.	184,605	6,535
Franklin Resources Inc.	182,300	6,083
Leucadia National Corp.	301,500	5,225
Financial Engines Inc.	190,870	4,938
RenaissanceRe Holdings Ltd.	39,124	4,595
Endurance Specialty Holdings Ltd.	61,415	4,125
Hartford Financial Services Group Inc.	83,036	3,685

JPMorgan Chase & Co.	58,236	3,619
Weyerhaeuser Co.	114,957	3,422
T. Rowe Price Group Inc.	43,861	3,200
Validus Holdings Ltd.	65,461	3,181
American International Group Inc.	19,943	1,055
Goldman Sachs Group Inc.	3,125	464
GAIN Capital Holdings Inc.	34,802	220
Calamos Asset Management Inc. Class A	17,710	129
		378,009
Health Care (8.7%)
Anthem Inc.	370,439	48,653
Johnson & Johnson	324,072	39,310
* Waters Corp.	181,100	25,472
* Mettler-Toledo International Inc.	52,935	19,317
* Charles River Laboratories International Inc.	223,899	18,458
* WellCare Health Plans Inc.	157,946	16,944
Bruker Corp.	665,423	15,132
* VWR Corp.	515,009	14,884
* Myriad Genetics Inc.	470,740	14,405
* United Therapeutics Corp.	130,952	13,870
* Seattle Genetics Inc.	279,918	11,311
* Mallinckrodt plc	185,314	11,263
* Bio-Rad Laboratories Inc. Class A	74,798	10,698
* PRA Health Sciences Inc.	250,776	10,472
* INC Research Holdings Inc. Class A	231,047	8,810
* Prestige Brands Holdings Inc.	151,293	8,382
* PAREXEL International Corp.	130,869	8,229
Abbott Laboratories	184,307	7,245
* Emergent BioSolutions Inc.	233,236	6,559
Merck & Co. Inc.	113,225	6,523
Baxter International Inc.	132,272	5,981
* Intuitive Surgical Inc.	8,519	5,635
* Five Prime Therapeutics Inc.	135,289	5,594
* Varian Medical Systems Inc.	60,483	4,974
* Alnylam Pharmaceuticals Inc.	85,961	4,770
PDL BioPharma Inc.	1,043,258	3,276
* Magellan Health Inc.	48,922	3,218
Universal Health Services Inc. Class B	23,703	3,179
* Amedisys Inc.	53,584	2,705
* Cambrex Corp.	50,750	2,625
* LifePoint Health Inc.	39,634	2,591
* Luminex Corp.	89,233	1,805
* Catalent Inc.	62,713	1,442
* Genomic Health Inc.	42,719	1,106
* Supernus Pharmaceuticals Inc.	47,057	959
* Molina Healthcare Inc.	18,088	903
* Enanta Pharmaceuticals Inc.	36,319	801
* Orthofix International NV	18,593	788
* Spectrum Pharmaceuticals Inc.	113,928	748
* Impax Laboratories Inc.	24,385	703
* Triple-S Management Corp. Class B	28,538	697
* Cytokinetics Inc.	61,547	584
* Sucampo Pharmaceuticals Inc. Class A	49,244	540
* Surgical Care Affiliates Inc.	10,958	522
* BioTelemetry Inc.	24,707	403
* BioSpecifics Technologies Corp.	9,084	363
* Heska Corp.	9,672	360

* Amphastar Pharmaceuticals Inc.	19,837	320
* SurModics Inc.	11,690	274
* Fluidigm Corp.	25,619	231
* Applied Genetic Technologies Corp.	15,032	212
* Five Star Quality Care Inc.	40,229	94
* Aduro Biotech Inc.	4,436	50
* Alliance HealthCare Services Inc.	6,889	43
		374,433
Industrials (3.3%)
CH Robinson Worldwide Inc.	207,904	15,437
Lincoln Electric Holdings Inc.	225,654	13,332
Wabtec Corp.	175,448	12,322
* Stericycle Inc.	115,882	12,066
3M Co.	55,889	9,787
* NOW Inc.	469,553	8,518
* Kirby Corp.	133,748	8,344
United Technologies Corp.	62,267	6,385
Union Pacific Corp.	69,700	6,081
Emerson Electric Co.	116,424	6,073
* Clean Harbors Inc.	100,014	5,212
Insperity Inc.	62,086	4,795
* Hawaiian Holdings Inc.	116,207	4,411
Comfort Systems USA Inc.	129,868	4,230
MSC Industrial Direct Co. Inc. Class A	52,616	3,713
Universal Forest Products Inc.	35,414	3,282
Expeditors International of Washington Inc.	65,008	3,188
* Wabash National Corp.	169,968	2,159
United Parcel Service Inc. Class B	15,069	1,623
Insteel Industries Inc.	54,673	1,563
PACCAR Inc.	24,600	1,276
Fastenal Co.	28,643	1,271
SkyWest Inc.	42,694	1,130
* WESCO International Inc.	19,413	1,000
Kimball International Inc. Class B	48,535	552
Brady Corp. Class A	17,675	540
Global Brass & Copper Holdings Inc.	16,817	459
* Vectrus Inc.	13,793	393
Briggs & Stratton Corp.	13,560	287
Herman Miller Inc.	9,405	281
Ennis Inc.	13,055	250
* Ducommun Inc.	12,486	247
* Titan Machinery Inc.	22,144	247
* ARC Document Solutions Inc.	55,705	217
		140,671
Information Technology (9.1%)
* Alphabet Inc. Class C	53,332	36,911
Linear Technology Corp.	449,606	20,920
Visa Inc. Class A	279,016	20,695
Computer Sciences Corp.	386,931	19,211
* Facebook Inc. Class A	156,015	17,829
MasterCard Inc. Class A	199,029	17,527
Apple Inc.	175,987	16,824
Oracle Corp.	410,855	16,816
Microsoft Corp.	317,452	16,244
Texas Instruments Inc.	231,321	14,492
Teradyne Inc.	681,072	13,410

	Dolby Laboratories Inc. Class A	257,922	12,342
	Xerox Corp.	1,194,006	11,331
	Intel Corp.	337,929	11,084
	NVIDIA Corp.	207,505	9,755
	Accenture plc Class A	78,943	8,943
	Analog Devices Inc.	148,882	8,433
	Convergys Corp.	321,979	8,050
*,^ GrubHub Inc.		258,138	8,020
*	Tech Data Corp.	104,792	7,529
	Leidos Holdings Inc.	156,249	7,480
	Xilinx Inc.	159,291	7,348
*	MicroStrategy Inc. Class A	39,171	6,856
	FLIR Systems Inc.	208,843	6,464
*	PayPal Holdings Inc.	176,362	6,439
*	Teradata Corp.	213,050	5,341
*	Alphabet Inc. Class A	7,590	5,340
	Paychex Inc.	86,921	5,172
*,^ Zillow Group Inc.		135,812	4,927
	Automatic Data Processing Inc.	53,613	4,925
*	Rackspace Hosting Inc.	207,693	4,333
*	eBay Inc.	180,354	4,222
	SYNNEX Corp.	40,806	3,869
	CSG Systems International Inc.	88,150	3,553
	ManTech International Corp. Class A	67,194	2,541
*,^ Zillow Group Inc. Class A		67,906	2,489
*	NETGEAR Inc.	35,312	1,679
*	Sykes Enterprises Inc.	54,007	1,564
*	Manhattan Associates Inc.	22,228	1,426
	Amdocs Ltd.	23,822	1,375
*	Insight Enterprises Inc.	43,008	1,118
	EarthLink Holdings Corp.	149,361	956
*	Sanmina Corp.	23,768	637
*	Net 1 UEPS Technologies Inc.	60,242	602
*	CACI International Inc. Class A	6,142	555
*	Genpact Ltd.	16,510	443
	TeleTech Holdings Inc.	12,295	334
*	Synacor Inc.	80,400	248
*	Monster Worldwide Inc.	96,203	230
*	RetailMeNot Inc.	28,413	219
	Hackett Group Inc.	3,100	43
*	Zedge Inc. Class B	4,595	21
			389,115
Materials (1.7%)
	Martin Marietta Materials Inc.	114,538	21,991
	Praxair Inc.	173,636	19,515
	Monsanto Co.	183,846	19,012
	Commercial Metals Co.	205,708	3,477
*	Axalta Coating Systems Ltd.	123,648	3,280
	PPG Industries Inc.	25,155	2,620
	Schnitzer Steel Industries Inc.	45,790	806
	Stepan Co.	7,750	461
	Mercer International Inc.	47,458	379
*,^ Golden Star Resources Ltd.		433,583	280
	KMG Chemicals Inc.	10,096	262
			72,083

Other (0.0%)
* Washington Mutual Inc. Escrow			166,300	—

Telecommunication Services (0.8%)
AT&T Inc.			762,215	32,935
CenturyLink Inc.			79,794	2,315
Telephone & Data Systems Inc.			12,682	376
* United States Cellular Corp.			6,775	266
IDT Corp. Class B			13,786	196
				36,088
Total United States				2,018,762
Total Common Stocks (Cost $3,765,493)				4,154,440
	Coupon
Temporary Cash Investments (4.1%)1
Money Market Fund (3.9%)
4,5 Vanguard Market Liquidity Fund	0.538%		168,067,490	168,067

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
6,7 Federal Home Loan Bank Discount Notes	0.476%	8/12/16	2,000	1,999
6,7 Federal Home Loan Bank Discount Notes	0.431%	10/3/16	5,000	4,996
				6,995
Total Temporary Cash Investments (Cost $175,061)				175,062
Total Investments (101.1%) (Cost $3,940,554)				4,329,502
Other Assets and Liabilities-Net (-1.1%)5				(45,740)
Net Assets (100%)				4,283,762

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $34,375,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.6% and 2.5%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate value of these securities was $3,202,000, representing 0.1% of net assets.

3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $42,467,000 of collateral received for securities on loan.
6	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7	Securities with a value of $3,697,000 have been segregated as initial margin for open futures contracts. ADR—American Depositary Receipt.
GDR—Global Depositary Receipt. NVDR—Non-Voting Depository Receipt. REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Global Equity Fund

whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	374,868	1,760,733	77
Common Stocks—United States	2,018,762	—	—
Temporary Cash Investments	168,067	6,995	—
Futures Contracts—Assets[1]	815	—	—
Forward Currency Contracts—Assets	—	381	—
Forward Currency Contracts—Liabilities	—	(536)	—
Total	2,562,512	1,767,573	77
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to

Global Equity Fund

accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	407	42,536	255
Dow Jones EURO STOXX 50 Index	September 2016	361	11,450	212
FTSE 100 Index	September 2016	76	6,525	521
Topix Index	September 2016	42	4,492	(355)
S&P ASX 200 Index	September 2016	34	3,276	20
				653

Global Equity Fund

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At June 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	9/21/16	EUR	10,992	USD	12,366	(129)
Morgan Stanley Capital	9/21/16
Services LLC		GBP	4,849	USD	6,841	(380)
BNP Paribas	9/13/16	JPY	614,074	USD	5,729	233
BNP Paribas	9/20/16	AUD	4,763	USD	3,494	48
JPMorgan Chase Bank, N.A.	9/13/16	JPY	66,600	USD	625	22
Barclays Bank PLC	9/13/16	USD	1,112	JPY	117,225	(27)
Barclays Bank PLC	9/21/16	USD	1,044	EUR	920	21
Citibank, N.A.	9/21/16	USD	550	GBP	372	55
Barclays Bank PLC	9/20/16	USD	293	AUD	391	2
						(155)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At June 30, 2016, the cost of investment securities for tax purposes was $3,947,966,000. Net unrealized appreciation of investment securities for tax purposes was $381,536,000, consisting of unrealized gains of $674,775,000 on securities that had risen in value since their purchase and $293,239,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of June 30, 2016

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (13.2%)
*	Smith & Wesson Holding Corp.	305,137	8,294
	Children's Place Inc.	98,198	7,873
	Big Lots Inc.	156,222	7,828
^	Outerwall Inc.	172,451	7,243
*	Boyd Gaming Corp.	381,809	7,025
	Sturm Ruger & Co. Inc.	103,493	6,625
*	Denny's Corp.	601,028	6,449
*	Strayer Education Inc.	126,943	6,237
*	MSG Networks Inc.	404,440	6,204
	Bob Evans Farms Inc.	162,936	6,183
^	Regal Entertainment Group Class A	278,458	6,137
^	World Wrestling Entertainment Inc. Class A	312,619	5,755
	Bloomin' Brands Inc.	302,232	5,401
	Visteon Corp.	80,338	5,287
	Abercrombie & Fitch Co.	295,257	5,259
*	American Axle & Manufacturing Holdings Inc.	356,140	5,157
	American Eagle Outfitters Inc.	320,699	5,109
	AMC Entertainment Holdings Inc.	177,739	4,907
*	Express Inc.	323,252	4,690
	Tupperware Brands Corp.	81,993	4,615
	Sonic Corp.	168,355	4,554
	Cato Corp. Class A	119,360	4,502
*	Cooper-Standard Holding Inc.	53,410	4,219
	Ethan Allen Interiors Inc.	122,044	4,032
	Ruth's Hospitality Group Inc.	243,750	3,888
*	Pinnacle Entertainment Inc.	320,286	3,549
	Wolverine World Wide Inc.	167,325	3,400
	Movado Group Inc.	134,869	2,924
	Rent-A-Center Inc.	218,832	2,687
	Gannett Co. Inc.	189,428	2,616
*	BJ's Restaurants Inc.	46,538	2,040
*	TopBuild Corp.	46,109	1,669
	Cracker Barrel Old Country Store Inc.	8,961	1,537
	Libbey Inc.	85,197	1,354
*	Dave & Buster's Entertainment Inc.	14,955	700
*,^ Diamond Resorts International Inc.		21,562	646
*	Weight Watchers International Inc.	47,800	556
			167,151
Consumer Staples (3.3%)
	Dean Foods Co.	405,769	7,340
	Universal Corp.	123,875	7,153
*	SUPERVALU Inc.	958,961	4,526
	Fresh Del Monte Produce Inc.	81,993	4,463
	Energizer Holdings Inc.	77,534	3,992
	Ingles Markets Inc. Class A	99,026	3,694
*	Amplify Snack Brands Inc.	184,452	2,721
*	Central Garden & Pet Co.	108,952	2,487
*	Central Garden & Pet Co. Class A	82,690	1,795

Lancaster Colony Corp.	11,076	1,413
* Sprouts Farmers Market Inc.	54,821	1,255
SpartanNash Co.	18,000	551
		41,390
Energy (4.3%)
^ Transocean Ltd.	758,591	9,020
Rowan Cos. plc Class A	437,331	7,723
Diamond Offshore Drilling Inc.	290,006	7,056
Noble Corp. plc	762,929	6,287
* TETRA Technologies Inc.	826,142	5,262
^ Atwood Oceanics Inc.	404,196	5,060
* McDermott International Inc.	953,614	4,711
* Enbridge Energy Management LLC	151,547	3,487
Archrock Inc.	281,600	2,653
Western Refining Inc.	64,567	1,332
World Fuel Services Corp.	25,214	1,197
* Sanchez Energy Corp.	168,415	1,189
		54,977
Financials (26.6%)
Hospitality Properties Trust	321,858	9,269
Gaming and Leisure Properties Inc.	267,858	9,236
DuPont Fabros Technology Inc.	188,463	8,960
Government Properties Income Trust	359,956	8,301
Assured Guaranty Ltd.	321,341	8,152
Lexington Realty Trust	803,733	8,126
Mack-Cali Realty Corp.	297,376	8,029
Primerica Inc.	138,613	7,934
Popular Inc.	269,905	7,908
Synovus Financial Corp.	272,294	7,894
GEO Group Inc.	229,855	7,856
Select Income REIT	296,109	7,696
Washington Federal Inc.	310,104	7,523
Cathay General Bancorp	265,823	7,496
Great Western Bancorp Inc.	232,181	7,323
Spirit Realty Capital Inc.	537,711	6,867
Sunstone Hotel Investors Inc.	566,697	6,840
Universal Insurance Holdings Inc.	365,171	6,785
* Flagstar Bancorp Inc.	276,646	6,753
Central Pacific Financial Corp.	284,268	6,709
CBL & Associates Properties Inc.	717,884	6,683
WP Glimcher Inc.	589,414	6,596
NorthStar Realty Finance Corp.	576,734	6,592
* Walker & Dunlop Inc.	276,483	6,298
Outfront Media Inc.	259,734	6,278
Capital Bank Financial Corp.	215,495	6,206
Ryman Hospitality Properties Inc.	119,514	6,053
* INTL. FCStone Inc.	217,281	5,930
Nelnet Inc. Class A	164,414	5,713
Apple Hospitality REIT Inc.	291,310	5,480
CNO Financial Group Inc.	312,927	5,464
Piedmont Office Realty Trust Inc. Class A	250,851	5,403
Summit Hotel Properties Inc.	373,271	4,942
Aspen Insurance Holdings Ltd.	104,638	4,853
* KCG Holdings Inc. Class A	332,767	4,426
BBCN Bancorp Inc.	291,566	4,350
LaSalle Hotel Properties	184,216	4,344

	Heritage Insurance Holdings Inc.	346,525	4,148
	Banc of California Inc.	224,488	4,063
*,^ Credit Acceptance Corp.		21,277	3,938
	Old National Bancorp	280,484	3,514
*	MGIC Investment Corp.	581,034	3,457
	Hanover Insurance Group Inc.	40,059	3,390
	International Bancshares Corp.	124,035	3,236
*	Essent Group Ltd.	147,995	3,228
	Monmouth Real Estate Investment Corp.	229,873	3,048
	Care Capital Properties Inc.	115,475	3,027
	Getty Realty Corp.	137,091	2,941
*,^ World Acceptance Corp.		63,937	2,916
*	First NBC Bank Holding Co.	170,280	2,859
	TCF Financial Corp.	219,054	2,771
	Federal Agricultural Mortgage Corp.	76,313	2,657
	HCI Group Inc.	81,618	2,227
	First Horizon National Corp.	151,679	2,090
	Maiden Holdings Ltd.	164,626	2,015
*	Cowen Group Inc. Class A	660,174	1,954
	Universal Health Realty Income Trust	33,000	1,887
	First American Financial Corp.	46,883	1,886
	PrivateBancorp Inc.	41,862	1,843
	Brandywine Realty Trust	108,241	1,818
	Oritani Financial Corp.	101,304	1,620
	LPL Financial Holdings Inc.	70,793	1,595
	Dime Community Bancshares Inc.	92,291	1,570
*	BofI Holding Inc.	86,317	1,529
	RLJ Lodging Trust	64,157	1,376
	Union Bankshares Corp.	54,907	1,357
	Cardinal Financial Corp.	60,055	1,318
	RAIT Financial Trust	393,300	1,231
	Federated Investors Inc. Class B	42,419	1,221
	One Liberty Properties Inc.	47,185	1,125
	NorthStar Asset Management Group Inc.	102,017	1,042
	Fulton Financial Corp.	73,272	989
	Flushing Financial Corp.	48,503	964
	Franklin Street Properties Corp.	73,614	903
	First Financial Bancorp	44,891	873
	Enterprise Financial Services Corp.	28,181	786
	Ashford Hospitality Trust Inc.	144,918	778
	Brookline Bancorp Inc.	64,117	707
	Great Southern Bancorp Inc.	12,877	476
	First Financial Corp.	10,000	366
			338,007
Health Care (11.9%)
*	WellCare Health Plans Inc.	85,076	9,127
*	Charles River Laboratories International Inc.	101,893	8,400
*	Prestige Brands Holdings Inc.	146,593	8,121
*	AMN Healthcare Services Inc.	195,979	7,833
*	Amedisys Inc.	145,655	7,353
	Bruker Corp.	317,978	7,231
*	INC Research Holdings Inc. Class A	184,399	7,031
*	Amsurg Corp.	89,799	6,963
*	PRA Health Sciences Inc.	166,253	6,943
	Owens & Minor Inc.	174,992	6,541
	Chemed Corp.	47,862	6,524
*	Cambrex Corp.	125,231	6,478

*	Five Prime Therapeutics Inc.	147,759	6,110
*	LHC Group Inc.	133,500	5,778
*	VCA Inc.	78,196	5,287
*	Orthofix International NV	118,392	5,020
*	Emergent BioSolutions Inc.	175,802	4,944
*	Acorda Therapeutics Inc.	179,613	4,581
*	Array BioPharma Inc.	984,711	3,506
*	Triple-S Management Corp. Class B	143,205	3,498
*	PharMerica Corp.	136,738	3,372
*	Merrimack Pharmaceuticals Inc.	374,412	2,018
*	VWR Corp.	64,272	1,857
*	Cynosure Inc. Class A	37,498	1,824
*	Inogen Inc.	33,684	1,688
*	Infinity Pharmaceuticals Inc.	1,119,553	1,489
*	Magellan Health Inc.	22,435	1,476
	Phibro Animal Health Corp. Class A	78,101	1,457
*	Merit Medical Systems Inc.	67,651	1,342
*	ICU Medical Inc.	11,743	1,324
*	Myriad Genetics Inc.	42,328	1,295
*	Masimo Corp.	23,872	1,254
*	Allscripts Healthcare Solutions Inc.	95,304	1,210
*	Surgical Care Affiliates Inc.	25,359	1,209
*	LifePoint Health Inc.	18,462	1,207
*,^ Sequenom Inc.		340,900	311
			151,602
Industrials (13.9%)
	BWX Technologies Inc.	231,568	8,283
	SkyWest Inc.	301,083	7,967
	Universal Forest Products Inc.	82,950	7,689
*	Hawaiian Holdings Inc.	197,951	7,514
*	ACCO Brands Corp.	703,134	7,263
	Comfort Systems USA Inc.	217,051	7,069
	GATX Corp.	160,536	7,059
	Briggs & Stratton Corp.	329,730	6,984
	Global Brass & Copper Holdings Inc.	253,069	6,906
	Greenbrier Cos. Inc.	234,137	6,820
*	Wabash National Corp.	534,441	6,787
	Huntington Ingalls Industries Inc.	39,733	6,676
	General Cable Corp.	516,390	6,563
*	Meritor Inc.	816,206	5,877
	Brink's Co.	200,822	5,721
*	American Woodmark Corp.	85,903	5,702
	RR Donnelley & Sons Co.	334,073	5,652
	Insperity Inc.	70,984	5,482
	Aircastle Ltd.	278,915	5,456
	Ennis Inc.	255,382	4,898
	Douglas Dynamics Inc.	181,439	4,668
	West Corp.	230,648	4,535
*	Spirit AeroSystems Holdings Inc. Class A	101,300	4,356
	Herman Miller Inc.	142,891	4,271
	Graco Inc.	38,037	3,005
*	Swift Transportation Co.	162,971	2,511
*	Aegion Corp. Class A	126,743	2,473
	Griffon Corp.	139,421	2,351
*	JetBlue Airways Corp.	134,914	2,234
*	MRC Global Inc.	120,166	1,708
	Steelcase Inc. Class A	114,936	1,560

^ American Railcar Industries Inc.	38,715	1,528
* Aerojet Rocketdyne Holdings Inc.	83,268	1,522
* TriNet Group Inc.	71,422	1,485
Air Lease Corp. Class A	47,914	1,283
National Presto Industries Inc.	13,373	1,262
Kforce Inc.	63,342	1,070
* Lydall Inc.	23,400	902
* Babcock & Wilcox Enterprises Inc.	50,752	746
* Continental Building Products Inc.	13,800	307
Quad/Graphics Inc.	9,400	219
		176,364
Information Technology (16.2%)
Computer Sciences Corp.	202,956	10,077
* Advanced Micro Devices Inc.	1,723,420	8,858
Booz Allen Hamilton Holding Corp. Class A	286,746	8,499
SYNNEX Corp.	88,555	8,397
* Cirrus Logic Inc.	209,372	8,122
Leidos Holdings Inc.	165,646	7,930
* Manhattan Associates Inc.	120,606	7,734
* NETGEAR Inc.	162,154	7,709
* Tech Data Corp.	104,053	7,476
* Viavi Solutions Inc.	1,085,224	7,195
* GoDaddy Inc. Class A	223,819	6,981
EarthLink Holdings Corp.	1,077,718	6,897
CSG Systems International Inc.	168,681	6,800
* Synaptics Inc.	126,204	6,783
* Sykes Enterprises Inc.	230,082	6,663
Travelport Worldwide Ltd.	508,562	6,555
* CACI International Inc. Class A	70,931	6,413
* Aspen Technology Inc.	156,990	6,317
* NCR Corp.	222,009	6,165
* Sanmina Corp.	224,560	6,020
* Gigamon Inc.	135,701	5,074
* ePlus Inc.	59,754	4,887
CSRA Inc.	173,229	4,059
* Inphi Corp.	108,026	3,460
* Angie's List Inc.	467,600	3,044
* Itron Inc.	70,091	3,021
* Cardtronics Inc.	73,170	2,913
* Advanced Energy Industries Inc.	73,494	2,790
TeleTech Holdings Inc.	100,165	2,718
* Super Micro Computer Inc.	103,013	2,560
* Plexus Corp.	58,153	2,512
Ingram Micro Inc.	71,953	2,503
* ON Semiconductor Corp.	277,275	2,446
* WebMD Health Corp.	39,294	2,283
* ShoreTel Inc.	307,995	2,061
* Sigma Designs Inc.	293,500	1,887
* Avid Technology Inc.	308,165	1,790
* Benchmark Electronics Inc.	83,317	1,762
* Monster Worldwide Inc.	555,576	1,328
* MicroStrategy Inc. Class A	7,464	1,306
* Rudolph Technologies Inc.	82,490	1,281
* MaxLinear Inc.	61,681	1,109
ManTech International Corp. Class A	23,100	874
* FormFactor Inc.	69,200	622

*	Xcerra Corp.			92,022	529
					206,410
	Materials (5.5%)
	Cabot Corp.			168,793	7,707
	Commercial Metals Co.			435,175	7,354
	Rayonier Advanced Materials Inc.			523,496	7,114
*	AK Steel Holding Corp.			1,455,930	6,785
*	Trinseo SA			156,308	6,710
*	Kraton Performance Polymers Inc.			230,671	6,443
*	Koppers Holdings Inc.			177,894	5,467
	Schnitzer Steel Industries Inc.			307,576	5,413
	Worthington Industries Inc.			120,792	5,110
	Bemis Co. Inc.			87,501	4,505
	Mercer International Inc.			423,887	3,383
	Domtar Corp.			38,528	1,349
	Chemours Co.			147,163	1,213
	Steel Dynamics Inc.			39,500	968
*	US Concrete Inc.			15,045	916
					70,437
	Telecommunication Services (0.8%)
*	Cincinnati Bell Inc.			1,582,611	7,232
	Cogent Communications Holdings Inc.			41,912	1,679
^	Windstream Holdings Inc.			145,086	1,345
					10,256
	Utilities (3.8%)
	ONE Gas Inc.			132,924	8,851
	Great Plains Energy Inc.			290,929	8,844
	Southwest Gas Corp.			108,294	8,524
	Avista Corp.			169,300	7,585
	Ormat Technologies Inc.			91,355	3,998
	IDACORP Inc.			41,293	3,359
	Unitil Corp.			73,451	3,134
	WGL Holdings Inc.			37,019	2,621
	Otter Tail Corp.			27,551	923
	Middlesex Water Co.			16,600	720
					48,559
	Total Common Stocks (Cost $1,194,161)				1,265,153
		Coupon
	Temporary Cash Investments (1.6%)1
	Money Market Fund (1.6%)
	2,3 Vanguard Market Liquidity Fund	0.538%		19,738,583	19,739

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
4	Federal Home Loan Bank Discount Notes	0.350%	7/8/16	100	100
	4,5 Federal Home Loan Bank Discount Notes	0.346%	7/13/16	200	200
	4,5 Federal Home Loan Bank Discount Notes	0.511%	9/2/16	100	100
	4,5 Federal Home Loan Bank Discount Notes	0.511%	10/12/16	100	100
					500
	Total Temporary Cash Investments (Cost $20,239)				20,239

Total Investments (101.1%) (Cost $1,214,400)	1,285,392
Other Assets and Liabilities-Net (-1.1%)3	(13,874)
Net Assets (100%)	1,271,518

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,226,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $10,437,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5	Securities with a value of $400,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,265,153	—	—
Temporary Cash Investments	19,739	500	—
Futures Contracts—Assets[1]	130	—	—
Futures Contracts—Liabilities[1]	(20)	—	—
Total	1,285,002	500	—
1 Represents variation margin on the last day of the reporting period.

Strategic Small-Cap Equity Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At June 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	September 2016	57	6,540	108

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2016, the cost of investment securities for tax purposes was $1,214,757,000. Net unrealized appreciation of investment securities for tax purposes was $70,635,000, consisting of unrealized gains of $146,543,000 on securities that had risen in value since their purchase and $75,908,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 17, 2016

VANGUARD HORIZON FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 17, 2016

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.